UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Brandon Fradd
Address:       68 Jane Street
               Suite 2E
               New York, NY  10014

Form 13F File Number: 028-13269

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Brandon Fradd
Phone:         212-741-1092


Signature, Place, and Date of Signing:

/s/ Brandon Fradd                New York, NY                     1/5/09
------------------------------------------------------------------------------
   [Signature]                    [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)



                              TITLE OF      CUSIP       VALUE       SHARES     SH/ PUT/   INVSTMT  OTHER          VOTING AUTHORITY
NAME OF ISSUER                CLASS                   (x$1000)      PRN  AMT   PRN CALL   DSCRETN  MANAGERS    SOLE     SHARED  NONE
----------------------------------------------------------------- ------------------------------------------------------------------
ASPREVA PHARMACEUTICALS       COM           04538T109        794        45,892     SH        SOLE      N/A       45,892
BIRCH MOUNTAIN RESOURCES      COM           09066X109        714       200,000     SH        SOLE      N/A      200,000
CYPRESS BIOSCIENCES INC       COM PAR $.02  232674507      8,201       618,498     SH        SOLE      N/A      618,498
DENDREON CORP                 COM           24823Q107      9,833     1,394,700    PUT        SOLE      N/A    1,394,700
ELAN CORP PLC                 ADR           284131208      1,147        52,298     SH        SOLE      N/A       52,298
EMISPHERE TECHNOLOGIES INC    COM           291345106      1,387       286,511     SH        SOLE      N/A      286,511
INDEVUS PHARMACEUTICALS INC   COM           454072109        426        63,340     SH        SOLE      N/A       63,340
KERYX BIOPHARMACEUTICALS INC  COM           492515101      1,573       160,952     SH        SOLE      N/A      160,952
MEDAREX INC                   COM           583916101        804        56,282     SH        SOLE      N/A       56,282
MEDIVATION INC                COM           58501N101      1,276        62,472     SH        SOLE      N/A       62,472
NEUROCHEM INC                 COM           64125K101        360        54,147     SH        SOLE      N/A       54,147
NEUROCHEM INC                 COM           64125K101      4,126       620,400    PUT        SOLE      N/A      620,400
PROGENICS PHARMACEUTICALS INC COM           743187106      2,564       118,860     SH        SOLE      N/A      118,860

                                            13               33,205



                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         13
Form 13F Information Table Value Total:         33,205
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE